Affiliated companies and other equity-method investees - Summary of financial information for significant affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Total assets	¥ 55,147,203	¥ 47,771,802
Total liabilities	51,698,690	44,547,660
Net revenues	4,157,294	2,486,726	¥ 1,593,999
Non-interest expenses	1,288,150	1,186,103	1,137,267
Net income attributable to affiliated companies	165,863	92,786	142,996
Significant affiliated companies [Member]
Subsidiary or Equity Method Investee [Line Items]
Total assets	3,370,063	3,135,710
Total liabilities	2,204,376	2,006,590
Net revenues	1,187,696	1,079,609	1,041,000
Non-interest expenses	937,551	838,005	786,391
Net income attributable to affiliated companies	¥ 176,705	¥ 179,073	¥ 179,706